CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2014
Cash flows from operating activities:
Net loss	$ (38,718,800)	$ (7,664,500)	$ (13,885,800)	$ (2,967,700)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	40,800	39,200	59,100	54,600
Amortization of discounts on convertible and promissory notes	564,800	1,294,700	3,372,000	640,000
Change in warrant liability	1,894,700	(528,300)	34,600	(3,566,900)
Stock-based compensation	3,868,300	$ 564,000	2,460,100	1,137,300
Expense related to modification of warrants	614,900		98,400	204,300
Non-cash rent and relocation expense	$ (19,500)	$ (9,700)	(14,400)	56,800
Interest income on note receivable for stock purchase		2,800	2,800	$ (1,200)
Loss on settlement of note receivable for stock purchase		134,900	134,900
Fair value of common stock granted for services	$ 606,300	$ 134,000	469,000
Fair value of Series B Preferred stock granted for services	1,045,000
Fair value of warrants granted for services and interest	111,200	$ 38,700	44,500	$ 60,700
Gain on currency fluctuation	(6,400)	(22,000)	(63,600)	$ (48,600)
Loss on extinguishment of debt	26,700,200	$ 2,371,400	2,388,000
Loss on disposition of fixed assets	2,300
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	61,800	$ 74,300	$ 107,400	$ 92,700
Security deposits and other assets				(17,900)
Accounts payable and accrued expenses, including accrued interest	(264,500)	1,696,100	$ 2,024,100	2,229,900
Net cash used in operating activities	(3,498,900)	$ (1,874,400)	$ (2,768,900)	(2,126,000)
Cash flows from investing activities:
Purchases of equipment, net	(4,600)			9,600
Net cash used in investing activities	(4,600)			(9,600)
Cash flows from financing activities:
Net proceeds from issuance of common stock and warrants, including Units	280,000	$ 2,128,200	$ 3,146,600	1,075,500
Proceeds from exercise of modified warrants	4,397,800			264,200
Proceeds from sales of notes and warrants to Platinum				250,000
Advance from officer				64,000
Net proceeds from issuance of Series B Preferred Units	4,397,800			264,200
Repayment of capital lease obligations	(700)	$ (3,700)	$ (3,900)	(7,600)
Repayment of notes	(85,200)	(236,900)	(303,800)	(148,600)
Net cash provided by financing activities	4,591,900	1,887,600	2,838,900	1,497,500
Net increase (decrease) in cash and cash equivalents	1,088,400	$ 13,200	$ 70,000	(638,100)
Cash and cash equivalents at beginning of period	70,000			$ 638,100
Cash and cash equivalents at end of period	1,158,400	$ 13,200	$ 70,000
Supplemental disclosure of cash flow activities:
Cash paid for interest			35,700	$ 21,000
Cash paid for income taxes			2,400	2,700
Supplemental disclosure of noncash activities:
Insurance premiums settled by issuing note payable			105,300	$ 98,300
Accounts payable settled by issuance of stock or notes payable and stock			$ 438,400
Recognition of warrant liability upon issuance to Platinum of July 2013 Senior Secured Convertible Note				$ 146,800
Senior Secured Notes, 2014 Unit Notes, other promissory notes and related accrued interest, and accounts payable, including conversion premiums, converted into Series B Preferred stock	$ 18,891,400